UNIT-BASED COMPENSATION	3 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
UNIT-BASED COMPENSATION
UNIT-BASED COMPENSATION
SMLP Long-Term Incentive Plan. The SMLP Long-Term Incentive Plan (the "SMLP LTIP") provides for equity awards to eligible officers, employees, consultants and directors of our general partner and its affiliates. As of March 31, 2015, approximately 4.4 million common units remained available for future issuance.
The following table presents activity under the SMLP LTIP.

	Three months ended March 31, 2015
	Units	Weighted-average grant date fair value
Nonvested phantom units, beginning of period	336,202	$30.61
Phantom units granted (1)	200,283	33.94
Phantom units vested	(89,107)	34.07
Phantom units forfeited	(2,106)	36.36
Nonvested phantom units, end of period	445,272	$31.39
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(1) Grants vest ratably over a three-year period.
As of March 31, 2015, the unrecognized unit-based compensation related to the SMLP LTIP was $9.5 million. Incremental unit-based compensation will be recorded in general and administrative expense over the remaining vesting period of approximately 3.0 years. Due to the limited and immaterial forfeiture history associated with the grants under the SMLP LTIP, no forfeitures were assumed in the determination of estimated compensation expense.